Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016		Jun. 30, 2015	Mar. 31, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation and depletion	$ 3,941	$ 2,893	[1]	$ 4,035	$ 1,677	[1]	$ 6,834	[2]	$ 5,712	[2]	$ 12,270	[3]	$ 8,858	[3],[4]	$ 6,132	[4]
Gain (Loss) on disposal of fixed assets	$ 15	$ 25		$ (49)	$ (1)		$ 40		$ (50)		(72)		15		(191)
Impairment of idled administrative and transload facilities											6,186		0		0
Abandonment of construction projects											$ 256		$ 0		$ 47

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.